Contingencies - Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Enel Colombia S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	$ 1,214
XMCompaa De Expertos En Mercados S A E S P Member [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	602
Empresas Publicas de Medellin E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	501
Emcali S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	241
Central hidroelétrica de Caldas S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	119
Caribemar de la Costa S.A.S. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	116
Empresa de energía del Quindio S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	96
AIR-E S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	71
Empresa de Energía de Pereira S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	40
Eletrificadora del Caquetá S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	34
Celsia Colombia S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	31
Empresa de energía de Boyacá S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	30
Electrificadora del Meta S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	26
Centrales elétricas del norte de Santander S.A E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	23
Electrificadora de Santander S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	17
Centrales eléctricas de Nariño S.A. E.S.P. [Member]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees [Line Items]
Subsidiary transacciones	$ 4